Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events
Subsequent Events:
21. Subsequent Events:

21.1 On February 15, 2016, the Company announced that Petrobras has given notice of termination of the contract for the platform supply vessel Crescendo effective as of March 6, 2016. The contract of the Crescendo was expiring on January 8, 2017.

21.2 On February 19, 2016, the Company's Board of Directors has determined to effect a 1-for-25 reverse stock split of the Company's common shares. At the Company's special meeting of shareholders on February 19, 2016, the Company's shareholders approved the reverse stock split and granted the Board of Directors, or a duly constituted committee thereof, the authority to determine the exact split ratio and proceed with the reverse stock split. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on March 11, 2016 under the existing trading symbol “DRYS”. The new CUSIP number for the common stock following the reverse stock split is Y2109Q127.

21.3 On March 3, 2016, the Company received notice of termination from Petrobras of the contract for the oil spill recovery vessel Jubilee effective as of March 9, 2016. The contract of the Jubilee was expiring on April 25, 2017.

21.4 On March 24, 2016 the Company entered into an agreement to increase its secured revolving facility provided by an entity controlled by the Company's Chairman and CEO, Mr. George Economou. The facility was amended to increase the maximum available amount by $10,000 to $70,000, to give the Company an option to extend the maturity of the facility by 12 months to October 21, 2019 and to cancel the option of the lender to convert the outstanding loan to the Company's common stock. Additionally, subject to the lender's prior written consent, the Company has the right to convert $8,750 of the outstanding balance of the loan into 3,500,000 preferred shares of the Company, which have a voting power of 5:1 (vis-à-vis common stock) and will mandatorily convert into common stock on a 1:1 basis within 3 months after such conversion. As part of the transaction the Company has also entered into a Preferred Stock Exchange Agreement to exchange the 4,000,000 (100,000,000 before the reverse stock split) Series B Preferred Shares held by the lender for $8,750. The Company subsequently cancelled the Series B Preferred Stock previously held by the lender effective March 24, 2016.

21.5 On March 24, 2016, the Company concluded a new sales agreement with entities controlled by Mr. George Economou, the Company's Chairman and Chief Executive officer, for the sale of its Capesize vessels (Rangiroa, Negonego, Fakarava) for an aggregate price of $70,000, including their existing employment agreements and the assumption of the debt associated with the vessels, with an outstanding balance of $102,070 at March 24, 2016. On March 30, 2016, the Company received the lender's consent for the sale of the vessels and made a prepayment of $15,000, under the respective loan agreement dated February 14, 2012. On March 31, 2016 the shares of the vessel owning companies were delivered to their new owners.
21.6 On March 28, 2016, the Company received notice from the, Nasdaq Stock Market that has been determined that for the last 10 consecutive business days, from March 11 to 24, 2016, the closing bid price of the Company's common stock has been at $1.00 per share or greater. Accordingly, the Company has regained compliance with Listing Rule 5550(a)(2) and this matter is now closed.

21.7 On March 29, 2016, the Company drew down the amount of $28,000 under a secured revolving credit facility dated October 21, 2015.

21.8 On April 5, 2016, the Company agreed to sell all of its shares in Ocean Rig, to a subsidiary of Ocean Rig for total cash consideration of approximately $49,911. The sale proceeds were used to partly reduce the outstanding amount under the Revolving Credit Facility provided to the Company by an entity controlled by the Company's Chairman and Chief Executive Officer Mr. George Economou and for general corporate purposes. Further to the above, the outstanding balance under this facility is $11,750. In addition, the Company reached an agreement under the Revolving Credit Facility whereby the lender agreed to, among other things (i) release its lien over the Ocean Rig shares and (ii) waive any events of default, subject to a similar agreement being reached with the rest of the lenders to the Company, in exchange for a 40% LTV maximum loan limit, being introduced under the Revolving Credit Facility. In addition, the interest rate under the loan was reduced to 4% plus LIBOR. This transaction was approved by the disinterested members of the Company's Board of Directors on the basis of a fairness opinion and is subject to standard closing conditions. After this transaction, the Company will no longer hold any equity interest in Ocean Rig.

21.9 On April 11, 2016, the Company announced that Petrobras has given notice of termination of the contract for the oil spill recovery vessel Vega Inruda effective as of April 6, 2016. The contract of the Vega Inruda was expiring on August 30, 2017.